PREPAID EXPENSES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid investor relations services		$ 1,667
Prepaid licensing fees		35,000
Other prepaid services and fees		19,674
Total prepaid expenses		$ 56,341